Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and other current assets
Interests receivable	¥ 234,923		¥ 155,265
Value added taxes to be deducted	126,098		82,561
Receivable from payment platforms	88,954		66,858
Employee advances	24,096		21,474
Prepayments and deposits to vendors and content providers	42,723		36,719
Deposits	36,612		32,903
Loans to third parties	646		83,253
Receivables from disposal of investments			19,882
Others	117,178		39,174
Total	¥ 671,230	$ 102,871	¥ 538,089